Other investments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Other investments [Abstract]
Disclosure of detailed information about fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
The details of such investments are given below:

	March 31, 2019	March 31, 2018
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in debt securities – unquoted
Investment in Attala Systems Corporation #	192,929	144,008
	194,639	145,718

# Note: Unsecured convertible promissory note in the amount of USD 2,789 with Attala Systems Corporation, of which USD 400 (
₹
27,669 ),USD 175 (
₹
12,115),USD 750 (
₹
51,877 ),USD 375 (
₹
25,939),USD 375(
₹
25,939),USD 500(
₹
34,586) & USD 214(
₹
14,804) matures on 25th November 2021,26th November 2021 ,17th October 2019,4th January 2020,4th April 2020,30th October 2020 & 01st January 2021 respectively. The note bears interest at the rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.